Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023 [1]
Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning	[1]	$ 95,198
As of December 31, 2023		349,905	$ 95,198	[1]	$ 481,923
As of December 31, 2024		349,905	95,198	[1]	$ 481,923
Lease modification		396,793	(274,249)
Cost Ending		349,905	95,198	[1]
Office building [Member]
Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning		95,198
As of December 31, 2023		349,905	95,198
As of December 31, 2024		349,905	95,198
Cost Ending		349,905	95,198
Cost [Member]
Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning		413,575	642,564
As of December 31, 2023		768,277	413,575
As of December 31, 2024		768,277	413,575
Lease modification		396,793	(274,249)
Exchange differences		(42,091)	45,260
Cost Ending		768,277	413,575
Cost [Member] | Office building [Member]
Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning		413,575	642,564
As of December 31, 2023		768,277	413,575
As of December 31, 2024		768,277	413,575
Lease modification		396,793	(274,249)
Exchange differences		(42,091)	45,260
Cost Ending		768,277	413,575
Accumulated depreciation [Member]
Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning		(318,377)	(160,641)
As of December 31, 2023		(418,372)	(318,377)
As of December 31, 2024		(418,372)	(318,377)
Charge for the year		(127,053)	(132,781)
Exchange differences		27,058	(24,955)
Cost Ending		(418,372)	(318,377)
Accumulated depreciation [Member] | Office building [Member]
Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning		(318,377)	(160,641)
As of December 31, 2023		(418,372)	(318,377)
As of December 31, 2024		(418,372)	(318,377)
Charge for the year		(127,053)	(132,781)
Exchange differences		27,058	(24,955)
Cost Ending		$ (418,372)	$ (318,377)

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).